Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure
Net exposure	kr 421.0	kr 420.5
Central governments
Disclosure of credit risk exposure
Net exposure	200.3	197.6
Regional governments
Disclosure of credit risk exposure
Net exposure	15.9	18.7
Multilateral development banks
Disclosure of credit risk exposure
Net exposure	4.0	7.0
Public Sector
Disclosure of credit risk exposure
Net exposure	2.5	1.0
Financial institutions
Disclosure of credit risk exposure
Net exposure	34.7	34.1
Corporates
Disclosure of credit risk exposure
Net exposure	163.6	162.1
Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Middle East/Africa
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Middle East/Africa | Central governments
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Middle East/Africa | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.0	0.0
Middle East/Africa | Corporates
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Middle East/Africa | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0
Asia excl. Japan
Disclosure of credit risk exposure
Net exposure	1.7	1.9
Asia excl. Japan | Central governments
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Asia excl. Japan | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	0.8	0.7
Asia excl. Japan | Corporates
Disclosure of credit risk exposure
Net exposure	0.8	1.1
Japan
Disclosure of credit risk exposure
Net exposure	4.9	3.9
Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	2.0	0.9
Japan | Corporates
Disclosure of credit risk exposure
Net exposure	2.9	3.0
North America
Disclosure of credit risk exposure
Net exposure	10.5	11.5
North America | Central governments
Disclosure of credit risk exposure
Net exposure	0.3	0.4
North America | Multilateral development banks
Disclosure of credit risk exposure
Net exposure		0.5
North America | Financial institutions
Disclosure of credit risk exposure
Net exposure	0.9	2.2
North America | Corporates
Disclosure of credit risk exposure
Net exposure	9.3	8.4
Latin America
Disclosure of credit risk exposure
Net exposure	2.8	3.3
Latin America | Corporates
Disclosure of credit risk exposure
Net exposure	2.8	3.3
Sweden
Disclosure of credit risk exposure
Net exposure	323.3	333.5
Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	180.0	187.4
Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	13.2	17.1
Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	18.8	18.8
Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	111.3	110.2
Sweden | Equity exposures
Disclosure of credit risk exposure
Net exposure	0.0	0.0
West European countries excl. Sweden
Disclosure of credit risk exposure
Net exposure	74.0	63.3
West European countries excl. Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	17.8	7.7
West European countries excl. Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	2.7	1.5
West European countries excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	3.2	5.8
West European countries excl. Sweden | Public Sector
Disclosure of credit risk exposure
Net exposure	2.5	1.0
West European countries excl. Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	13.0	12.2
West European countries excl. Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	34.8	35.1
Central and East European countries
Disclosure of credit risk exposure
Net exposure	3.7	3.0
Central and East European countries | Central governments
Disclosure of credit risk exposure
Net exposure	2.1	2.0
Central and East European countries | Regional governments
Disclosure of credit risk exposure
Net exposure	0.0	0.1
Central and East European countries | Corporates
Disclosure of credit risk exposure
Net exposure	kr 1.6	kr 0.9